Property, plant and equipment (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
IfrsStatementLineItems [Line Items]
Disposed of property, plant and equipment			$ 61,239
Consideration			61,239
Written off property, plant and equipment with net book value		$ 526,277
Written off property, plant and equipment	$ 67,752	526,279	6,702,181
Impairment loss	$ 585,679	4,549,381
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Impairment loss		$ 4,549,381